Financial Assets At Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
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Financial Assets At Fair Value Through Other Comprehensive Income
18. FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	Group
	2019 £m	2018 £m
Debt securities	9,691	13,229
Loans and advances to customers	56	73

	9,747	13,302

A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the ‘Liquidity risk’ section of the Risk review.